Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [text block] [Abstract]
Schedule of other liabilities
	As of December 31,
	2020	2019
	MCh$	MCh$

Accounts and notes payable	227,518	214,216
Income received in advance	828	640
Macro-hedge valuation adjustment	51,089	-
Guarantees received (margin accounts) (1)	624,205	994,714
Notes payable through brokerage and simultaneous transactions (3)	12,504	1,418,340
Other payable obligations (2)	139,622	61,555
Withholding VAT	14,129	8,147
Accounts payable insurance companies	13,911	9,510
Other liabilities	82,047	99,203

Total	1,165,853	2,806,325
(1)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
(2)	Other payable obligations mainly relate to settlement of derivatives and other financial transactions derived from the operation of the Bank.
(3)	In December 2019, Santander Corredora de Bolsa acted as an intermediary in the public offering of shares between Latam and Delta, which was paid to shareholders on January 3, 2019.